Nature of Operations and liquidity (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended						9 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024		Sep. 29, 2025
NatureOfOperationsAndLiquidityLineItems [Line Items]
Date of incorporation											Feb. 09, 2023
Cash and cash equivalents		$ 7,896,569						$ 7,896,569		$ 139,527	$ 134,657	[1]
Accumulated deficit		2,438,955						2,438,955		2,168	18,366	[1]
Net loss		$ 1,824,837	$ (389,417)		$ 6,334	$ (346)		$ 2,420,589	$ 6,235	$ 2,168	16,198
Safe liabilities											$ 1,695,000
Common stock, par value		$ 0.0001						$ 0.0001		$ 0.00001	$ 0.00001
Revision of Prior Period, Adjustment [Member]
NatureOfOperationsAndLiquidityLineItems [Line Items]
Net loss				$ 985,169			$ 247
Common stock, par value											$ 0.0001		$ 0.0001
Subsequent Event [Member]
NatureOfOperationsAndLiquidityLineItems [Line Items]
Proceeds from issuance of SAFE liabilities			$ 1,695,000
Gross proceeds	$ 1,739,091

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.